CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	May 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	290,000,000	290,000,000	300,000,000
Common stock, shares issued	183,864,600	183,864,600	53,864,600
Common stock, shares outstanding	183,864,600	183,864,600	53,864,600